Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ 1,480,009	$ 214,580	¥ (2,925,704)	¥ 2,100,392
Other comprehensive loss net of tax:
Foreign currency translation adjustment	(274,791)	(39,841)	(39,161)	(141,677)
Comprehensive income (loss)	1,205,218	174,739	(2,964,865)	1,958,715
Less: comprehensive (loss) income attributed to the non-controlling interest	10,556	1,530	(16,603)	(26,004)
Comprehensive income (loss) attributable to Hello Group Inc.	¥ 1,194,662	$ 173,209	¥ (2,948,262)	¥ 1,984,719